Statements of Cash Flows (USD $)	12 Months Ended		37 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (6,650,840)	$ (1,157,218)	$ (8,225,276)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	8,526		8,526
Amortization of prepaid stock compensation	330,889		330,889
Stock issued for services	152,699	200,000	584,299
Share based compensation	3,751,705		3,751,705
Loss on impairment of website	31,890		31,890
Changes in operating assets and liabilities
Increase in inventory	(178,541)		(178,541)
Increase in deposits	(194,723)		(194,723)
Increase in prepaid expenses - other	(536,446)		(536,446)
Increase in accounts payable and accrued liabilities	303,625	467,694	365,067
Increase (decrease) in accounts payable - related party	(343,075)		63,177
Net cash used in operating activities	(3,324,291)	(489,524)	(3,999,433)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(49,127)		(49,127)
Patents and trademarks	(18,269)		(18,269)
Website development	(42,137)		(42,137)
Net cash used in investing activities	(109,533)		(109,533)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from loan payable - stockholder			106,700
Proceeds from loans payable - related party	25,000	20,000	45,000
Repayment of loans payable - related party	(20,000)		(20,000)
Proceeds from sale of common stock and warrants	6,124,235	409,500	6,675,985
Net cash provided by financing activities	6,129,235	429,500	6,807,685
Net increase (decrease) in cash	2,695,411	(60,024)	2,698,719
Cash - beginning of year/period	3,308	63,332
Cash - end of year/period	2,698,719	3,308	2,698,719
Supplemental Disclosure of Cash Flow Information
Cash paid during the year/period for interest
Cash paid during the year/period for taxes
Supplemental Disclosure of Non-Cash Financing Activity
Stock issued in exchange for debt			106,700
Stock issued for future services	$ 2,183,440		$ 2,183,440